UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment [  ];       Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             3Bridge Capital LLC
Address:          650 California Street, 30th Floor
                  San Francisco, CA  94108


Form 13F File Number:  28-06407

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Steven E. Cutcliffe
Title:            President
Phone:            415/229-8733

Signature, Place, and Date of Signing:

                  /s/ Steven E. Cutcliffe      San Francisco, CA     01/30/2003
                  -----------------------      -----------------     ----------
                  [Signature]                     [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                   ----------

Form 13F Information Table Entry Total:                    68
                                                   ----------

Form 13F Information Table Value Total:            $   58,716
                                                   ----------
                                                   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE
                              3Bridge Capital, LLC
                                    FORM 13F
                                December 31, 2002

                                                                                                                 Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other          ----------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers       Sole  Shared    None
---------------------------- --------   ----------      ---------    ---------  --- ---- ----------------       --------------------
AFLAC Inc                       COM      001055102          539        17,900   SH       SOLE                   7,900         10,000
AOL Time Warner                 COM      00184A105          207        15,814   SH       SOLE                  12,844          2,970
Abbott Labs Com                 COM      002824100          306         7,650   SH       SOLE                       0          7,650
Albertsons Inc                  COM      013104104          376        16,875   SH       SOLE                       0         16,875
American Intl Grp               COM      026874107        2,892        49,997   SH       SOLE                  24,002         25,995
Apex Mortgage                   COM      037564101           79        12,100   SH       SOLE                       0         12,100
Bank of America                 COM      060505104          605         8,700   SH       SOLE                       0          8,700
Berkshire Hathaway Cl A         COM      084670108        1,964            27   SH       SOLE                      27              0
Boston Properties Inc           COM      101121101          442        12,000   SH       SOLE                       0         12,000
CIT Group Inc.                  COM      125581108          269        13,700   SH       SOLE                       0         13,700
ChevronTexaco                   COM      166764100          445         6,700   SH       SOLE                       0          6,700
Cisco Sys Inc                   COM      17275R102        1,068        81,545   SH       SOLE                  36,875         44,670
Citigroup Inc                   COM      172967101          423        12,021   SH       SOLE                       0         12,021
Coca Cola Co                    COM      191216100        1,133        25,836   SH       SOLE                  14,136         11,700
Colgate Palmolive               COM      194162103        2,927        55,822   SH       SOLE                  31,147         24,675
ConocoPhillips                  COM      20825C104          577        11,925   SH       SOLE                       0         11,925
Costco Wholesale                COM      22160K105          666        23,725   SH       SOLE                  11,225         12,500
Dell Computer                   COM      247025109          759        28,375   SH       SOLE                   7,525         20,850
Diageo PLC                      COM      25243Q205          564        12,875   SH       SOLE                       0         12,875
DR Horton                       COM      23331A109          307        17,700   SH       SOLE                       0         17,700
E Trade Grp                     COM      269246104          520       106,955   SH       SOLE                       0        106,955
Exxon Mobil Corp                COM      30231G102          637        18,232   SH       SOLE                   7,032         11,200
Federal Home Ln Mtg             COM      313400301        1,229        20,806   SH       SOLE                  10,206         10,600
Federal Natl Mtg                COM      313586109        1,810        28,142   SH       SOLE                  16,942         11,200
FedEx                           COM      31428X106          222         4,100   SH       SOLE                       0          4,100
Franklin Res                    COM      354613101          785        23,029   SH       SOLE                  10,979         12,050
General Electric                COM      369604103        3,585       147,212   SH       SOLE                  82,710         64,502
Home Depot Inc                  COM      437076102          478        19,900   SH       SOLE                  10,500          9,400
Honeywell Intl                  COM      438516106          252        10,500   SH       SOLE                       0         10,500
Household Intl                  COM      441815107          537        19,310   SH       SOLE                   9,810          9,500
Intel Corp                      COM      458140100        1,777       114,147   SH       SOLE                  58,927         55,220
International Business          COM      459200101          372         4,800   SH       SOLE                   2,700          2,100
Johnson & Johnson               COM      478160104        1,379        25,679   SH       SOLE                  18,381          7,298
Kimberly Clark                  COM      494368103          536        11,300   SH       SOLE                       0         11,300
Kraft Foods                     COM      50075N104          453        11,640   SH       SOLE                       0         11,640
Liberty Media                   COM      530718105          758        84,744   SH       SOLE                  25,140         59,604
Lockheed Martin                 COM      539830109          905        15,675   SH       SOLE                       0         15,675
Merck & Co                      COM      589331107          627        11,080   SH       SOLE                   5,650          5,430
Microsoft Corp                  COM      594918104        1,080        20,894   SH       SOLE                  12,838          8,056
Nike Inc.                       CL B     654106103          296         6,650   SH       SOLE                       0          6,650
Nuance Communications Com       COM      669967101           68        23,050   SH       SOLE                       0         23,050
Office Depot                    COM      676220106        2,062       139,700   SH       SOLE                  73,700         66,000
Officemax Inc                   COM      67622M108           73        14,500   SH       SOLE                       0         14,500
Omnicom Group                   COM      681919106        1,873        29,000   SH       SOLE                  16,500         12,500
Oracle Corp                     COM      68389X105        1,877       173,806   SH       SOLE                  38,600        135,206
Park Place Ent.                 COM      700690100        1,123       133,700   SH       SOLE                  63,900         69,800
Pepsico Inc                     COM      713448108        2,618        62,005   SH       SOLE                  29,855         32,150
Pfizer Inc                      COM      717081103          756        24,735   SH       SOLE                  10,885         13,850
Procter & Gamble                COM      742718109        1,982        23,065   SH       SOLE                  10,915         12,150
Providian Finl                  COM      74406A102          176        27,075   SH       SOLE                  10,875         16,200
Rite Aid                        COM      767754104          104        42,400   SH       SOLE                  15,600         26,800
SBC Comm.                       COM      78387G103          237         8,728   SH       SOLE                       0          8,728
SPDR Tr Unit                    COM      78462F103          362         4,105   SH       SOLE                   2,300          1,805
Schering Plough Corp            COM      806605101          744        33,500   SH       SOLE                  24,580          8,920
Solectron Corp                  COM      834182107          189        53,370   SH       SOLE                  23,570         29,800
State Street Corp               COM      857477103          698        17,900   SH       SOLE                       0         17,900
Sun Microsystems                COM      866810104          553       178,472   SH       SOLE                 174,472          4,000
Tumbleweed Communications       COM      899690101           16        10,000   SH       SOLE                       0         10,000
Tyco Intl Ltd                   COM      902124106          428        25,043   SH       SOLE                       0         25,043
US Industries Inc               COM      912080108           30        11,400   SH       SOLE                       0         11,400
Verizon Comm.                   COM      92343V104          436        11,251   SH       SOLE                       0         11,251
Vodafone                        COM      92857W100          365        20,150   SH       SOLE                  10,435          9,715
Wal Mart Stores                 COM      931142103          733        14,505   SH       SOLE                  12,305          2,200
Walgreen Co                     COM      931422109        3,135       107,385   SH       SOLE                  56,885         50,500
Washington Mutual               COM      939322103          428        12,400   SH       SOLE                       0         12,400
Wellpoint Health                COM      94978H108          222         3,125   SH       SOLE                       0          3,125
Wells Fargo & Co                COM      949746101        2,197        46,875   SH       SOLE                  24,875         22,000
Yum! Brands                     COM      988498101          445        18,380   SH       SOLE                       0         18,380
                                 68                     $58,716
